Taxation	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Taxation
8.	Taxation
The tax rate on
reported
 (loss)/
profit before tax was
-
0.8% (30 June 2019: 25.5%; 31 December 2019: 22.6%).
The tax charge comprises:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Corporation tax
Current year	35.7	187.4	423.0
Prior years	(1.7)	(19.7)	(63.4)
	34.0	167.7	359.6
Deferred tax
Current year	(6.7)	(46.7)	(78.3)
Prior years	(3.3)	(11.7)	(6.3)
	(10.0)	(58.4)	(84.6)
Tax charge	24.0	109.3	275.0
Note
1	Figures for the period ended 30 June 2019 figures have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
The tax charge may be affected by the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward tax losses. Changes in local or international tax rules, or challenges by tax or competition authorities, for example, the European Commission’s state aid decision into Group Financing Exemption in the UK CFC rules, may expose the Group to additional tax liabilities or impact the carrying value of deferred tax assets, which could affect the future tax charge.
The Group does not currently expect any material additional charges, or credits, to arise in respect of these matters, beyond the amounts already provided. Liabilities relating to these open and judgemental matters are based upon estimates of whether additional taxes will be due after taking into account external advice where appropriate. Where the final tax outcome of these matters is different from the amounts which were initially recorded then such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.